SEGMENTAL INFORMATION - Revenues from External Customers (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							36 Months Ended
	Dec. 31, 2014 charterers	Dec. 31, 2013 charterers		Dec. 31, 2012		Dec. 31, 2011 charterers		Dec. 31, 2013 Rate
Revenues from external customers:
Benchmark percentage of revenue for major customer								10.00%
Number of Charterers During Period	5	7		7		7
Gdf Seuz Gas [Member] | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	0	10,015	[1]			22,326	[1]
Gdf Suez Gas [Member] | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	11.00%	[1]			5.00%	[1]
Major Japanese Trading Company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	59.00%	53.00%	[1]			9.00%	[1]
Concentration risk amount	55,975	47,744	[1]			38,992	[1]
Commodity trading and logistics [Member] | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	17.00%	0.00%	[1]			0.00%	[1]
Concentration risk amount	15,761	0	[1]			0	[1]
Eni Spa | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	10.00%	[1]			1.00%	[1]
Concentration risk amount	0	8,912	[1]			2,480	[1]
Petrobras | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	0.00%	[1]			22.00%	[1]
Concentration risk amount	0	0	[1]			90,321	[1]
DUSUP | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	0.00%	[1]			11.00%	[1]
Concentration risk amount	0	0	[1]			45,951	[1]
Pertamina | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	0.00%	[1]			9.00%	[1]
Concentration risk amount	0	0	[1]			35,455	[1]
Qatar Gas Transport Company | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	0.00%	[1]			6.00%	[1]
Concentration risk amount	0	0	[1]			23,006	[1]
BC Group plc | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	14.00%	[1]			23.00%	[1]
Concentration risk amount	0	13,114	[1]			96,179	[1]
PT Nusantara Regas | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk percentage	0.00%	0.00%	[1]	9.00%	[1]
Concentration risk amount	0	0	[1]	38,789	[1]

[1]	A substantial portion of these revenues for the year ended December 31, 2012 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.